Consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated statement of cash flows
Cash inflows related to discontinued operations included in operating activities	€ 26	€ 0	€ 6
Cash inflows related to discontinued operations included in investing activities	€ 29	€ 0	€ 7